SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions		1 Months Ended	3 Months Ended						7 Months Ended	12 Months Ended
		May 31, 2013	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) $ / bbl	Dec. 31, 2014 USD ($) $ / bbl	Dec. 31, 2013 USD ($)
Schedule of Significant Accounting Policies [Line Items]
Entity Information, Date to Change Former Legal or Registered Name										Jul. 14, 2014
Minimum ownership percentage of subsidiary for inclusion in consolidated financial statements			50.00%							50.00%
Foreign Currency Transaction Gain (Loss), before Tax										$ (90)	$ (2)	$ (38)
Accumulated Costs Related to Unproved Properties Transferred to Full Cost Pool										$ 6,400	2,500	700
Threshhold for Determining Accounting Treatment for Oil and Gas Dispositions										25.00%
Fair Value Inputs, Discount Rate										10.00%
Impairment of oil and gas properties			$ 3,700	$ 3,700	$ 2,700	$ 3,100	$ 3,400	$ 308	$ 0	$ 13,144	3,737	$ 0
Amount of Natural Gas Sales Priced Using Industry Pricing Index, Percentage										30.00%
Deferred Finance Costs, Net							$ 121				121
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership percentage for investment in unconsolidated companies accounted for using the equity method			20.00%							20.00%
Percentage of ultimate copper recovery from leach stockpiles										90.00%
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership percentage for investments in unconsolidated companies carried at cost			20.00%							20.00%
Percentage of copper ultimately recoverable from newly placed material on active stockpiles extracted during the first year										80.00%
PT Freeport Indonesia [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership percentage of subsidiary			90.64%							90.64%
Plains Exploration & Production Company [Member]
Schedule of Significant Accounting Policies [Line Items]
Business Acquisition, Effective Date of Acquisition		May 31, 2013										May 31, 2013
Business Acquisition, Date Results Included in Combined Entity												Jun. 01, 2013
McMoRan Exploration Co [Member]
Schedule of Significant Accounting Policies [Line Items]
Business Acquisition, Effective Date of Acquisition												Jun. 03, 2013
Business Acquisition, Date Results Included in Combined Entity												Jun. 04, 2013
Oil and Gas Operations Segment [Member]
Schedule of Significant Accounting Policies [Line Items]
Interest Costs Capitalized										$ 58	88	$ 69
Impairment of oil and gas properties	[1]									$ 12,980	$ 3,737
Crude Oil [Member]
Schedule of Significant Accounting Policies [Line Items]
Average Sales Prices | $ / bbl										50.28	94.99
Credit Facility [Domain] | Revolving Credit Facility [Member]
Schedule of Significant Accounting Policies [Line Items]
Deferred Finance Costs, Net			$ 22							$ 22

[1]	Includes the results of Eagle Ford prior to its sale in June 2014.